THE ROXBURY FUNDS

        Supplement dated May 1, 2009 to Prospectus dated November 1, 2008

       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION
                              WITH THE PROSPECTUS.


         Effective immediately, David G. Swank, CFA and Nick A. Blankl, CFA have become members of the Investment Team for the Roxbury Small-Cap Growth Fund.

         The following information is added to the section titled "Small-Cap Fund" under "Fund Managers" on page 19 of the Prospectus:


         DAVID G. SWANK, CFA joined Roxbury in April 2009 and has thirteen years of investment experience. His responsibilities include portfolio management as well as equity analysis focusing exclusively on small-cap securities. From 2008 to 2009, Mr. Swank was a Vice President and Healthcare Sector Head with GMT Capital Corporation a long/short equity hedge fund. From 2000 to 2008, he was employed with Morgan Stanley Management/Frontpoint, Durus Capital and Perseus-Soros Management. Mr. Swank has a B.S. with distinction from the University of Virginia and an M.B.A. from The Amos Tuck School at Dartmouth College.

         NICK A. BLANKL, CFA joined Roxbury in April 2009 and has nine years of investment management experience. His responsibilities include portfolio management as well as equity analysis focusing exclusively on small-cap securities. From 2006 to 2008, Mr. Blankl was a Senior Vice President and Portfolio Manager for the Small-Cap Growth team with Provident Investment Counsel. He began his career as a Research Analyst at Provident Investment Counsel in 2000. Prior to entering the investment industry in 2000, Mr. Blankl was a national Marketing
         Manager with Schwan's Sales Enterprises. Mr. Blankl earned his undergraduate degree at the Loyola Marymount University and has an M.B.A. from the University of Southern California.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                THE ROXBURY FUNDS

         Supplement dated May 1, 2009 to Statement of Additional Information dated November 1, 2008

       THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI"). IT SHOULD BE
                 RETAINED AND READ IN CONJUNCTION WITH THE SAI.


         Effective immediately, David G. Swank, CFA and Nick A. Blankl, CFA have joined the Investment Team for the Roxbury Small-Cap Growth Fund. References to Messrs. Swank and Blankl are inserted in the table on page 25 of the SAI under the section entitled "Material Conflicts of Interest" and the table on page 26 of the SAI under the section entitled "Compensation". Currently, Messrs. Swank and Blankl, do not own Fund Shares.

         The following information is added to the table on page 24 of the SAI under "Other Accounts Managed":


------------------------------------------------------------------------------------------
Portfolio           Total number of other accounts managed by Portfolio Manager(s)
Manager(s)          within each category below and the total assets in the accounts
jointly and         managed within each category below.
primarily
responsible for
the day to day
management of the
Funds' assets
                    ----------------------------------------------------------------------
                         Registered             Other Pooled       Other accounts
                    Investment Companies    Investment Vehicles
                    ----------------------------------------------------------------------
                                 Total                  Total                   Total
                      Number of  Assets     Number of   Assets      Number of   Assets
                      Accounts   ($mm)      Accounts    ($mm)       Accounts    ($mm)
------------------------------------------------------------------------------------------
ROXBURY CAPITAL
MANAGEMENT, LLC
------------------------------------------------------------------------------------------
Nick A. Blankl+          1         $72          7          $85         42         $771
------------------------------------------------------------------------------------------
David Swank+             1         $72          7          $85         42         $771
------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------
Portfolio           For other accounts managed by Portfolio Manager(s) within each
Manager(s)          category below, number of accounts and the total assets in the
jointly and         accounts with respect to which the advisory fee is based in the
primarily           performance of the account.
responsible for
the day to day
management of the
Funds' assets
                    -------------------------------------------------------------------
                    Registered             Other Pooled            Other accounts
                    Investment Companies   Investment Vehicles
                    -------------------------------------------------------------------
                                 Total                   Total                  Total
                     Number of   Assets     Number of    Assets     Number of   Assets
                     Accounts    ($mm)      Accounts     ($mm)      Accounts    ($mm)
---------------------------------------------------------------------------------------
ROXBURY CAPITAL
MANAGEMENT, LLC
---------------------------------------------------------------------------------------
Nick A. Blankl+          0          0           2           $8          1          $7
---------------------------------------------------------------------------------------
David Swank+             0          0           2           $8          1          $7
---------------------------------------------------------------------------------------

+Information provided as of March 31, 2009


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.